Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Intangible assets
Beginning balance	$ 160
Amortization	319		$ 195
Ending balance	3,180	$ 160
Cost
Intangible assets
Beginning balance	3,722	3,646
Additions	92	76
Business combination - merger transaction	3,307
Ending balance	7,121	3,722	3,646
Accumulated depreciation
Intangible assets
Beginning balance	(3,562)	(3,398)
Business combination - merger transaction	59
Amortization	320	164
Ending balance	(3,941)	(3,562)	(3,398)
Computer software
Intangible assets
Beginning balance	160
Ending balance	235	160
Computer software | Cost
Intangible assets
Beginning balance	3,721	3,645
Additions	92	76
Business combination - merger transaction	147
Ending balance	3,960	3,721	3,645
Computer software | Accumulated depreciation
Intangible assets
Beginning balance	(3,561)	(3,397)
Business combination - merger transaction	59
Amortization	105	164
Ending balance	(3,725)	(3,561)	(3,397)
Trademark | Cost
Intangible assets
Beginning balance	1	1
Ending balance	1	1	1
Trademark | Accumulated depreciation
Intangible assets
Beginning balance	(1)	(1)
Ending balance	(1)	$ (1)	$ (1)
Brand name
Intangible assets
Ending balance	1,910
Brand name | Cost
Intangible assets
Business combination - merger transaction	2,060
Ending balance	2,060
Brand name | Accumulated depreciation
Intangible assets
Amortization	150
Ending balance	(150)
Customer relationship
Intangible assets
Ending balance	1,035
Customer relationship | Cost
Intangible assets
Business combination - merger transaction	1,100
Ending balance	1,100
Customer relationship | Accumulated depreciation
Intangible assets
Amortization	65
Ending balance	$ (65)